SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2021
SEGMENTED INFORMATION
SEGMENTED INFORMATION

26.  SEGMENTED INFORMATION

Accounting Policy

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to the transactions with any of the Company’s other components.

During the year ended November 30, 2021 the Company reassessed its reportable segments into the following two: Canada and United States and International, which is the way the Company reports information to its chief decision makers and Board of Directors. Comparative information has been updated to reflect the new reportable segment disclosure.

The Canada operating segment includes all business-to-business and business-to-consumer activity within Canada. This includes toll processing and co-packing, product sales, and analytical testing. Segment assets include those arising from the Company’s main operations in Kelowna, BC, the Pommies beverage facility in Bolton, Ontario, the LYF manufacturing facility in Kelowna, BC, and the Citizen Stash cultivation facility in Mission, BC.

The United States and International operating segment includes all activity related to the Green Roads CBD health and wellness manufacturing facility in Florida, United States. Segment assets include those arising from Green Roads’ operations. Also included are operations in Australia related to the distribution agreement with Cannvalate (Note 25).

Explanatory information

The operating segments for the year ended November 30, 2021 and 2020:

			November 30, 2021
		United States
		and
	Canada	International	Total
	$	$	$
Net revenue	67,206	10,969	78,175
Cost of sales, inventory allowance, and fair value changes	56,692	4,244	60,936
	10,514	6,725	17,239
Operating expenses	61,599	10,536	72,135
	(51,085)	(3,811)	(54,896)
Non-operating (income) expense	(4,878)	(984)	(5,862)
Net income (loss)	(46,207)	(2,827)	(49,034)

Total assets	271,264	73,420	344,684
Total liabilities	72,354	12,892	85,246

26.  SEGMENTED INFORMATION - continued

			November 30, 2020
		United States
		and
	Canada	International	Total
	$	$	$
Net revenue	83,642	136	83,778
Cost of sales, inventory allowance, and fair value changes	57,917	137	58,054
	25,725	(1)	25,724
Operating expenses	46,254	141	46,395
	(20,529)	(142)	(20,671)
Non-operating (income) expense	11	—	11
Net income (loss)	(20,540)	(142)	(20,682)

Total assets	167,576	—	167,576
Total liabilities	40,190	—	40,190

The geographical breakdown for the year ended:

	November 30, 2021			November 30, 2020
	Domestic	Foreign	Total	Domestic	Foreign	Total
	$	$	$	$	$	$
Net revenue	67,206	10,969	78,175	83,642	136	83,778

Included in net revenue arising from the Canada operating segment is $12,428 from Customer A, $12,099 from Customer B, and $8,359 from Customer C. Customers A through C each contributed 10 per cent or more to the Company’s net revenue for the year ended November 30, 2021 (year ended November 30, 2020 – Customer A $14,405, Customer B $12,661, Customer C $12,284, and Customer D $12,177).